Provision for Contingencies and Judicial Deposits - Schedule of Subsidiaries Liabilities Related to Contingencies (Details) - Provision for Contingencies [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provision for Contingencies and Judicial Deposits - Schedule of Subsidiaries Liabilities Related to Contingencies (Details) [Line Items]
Provision probable contingencies	R$ 418	R$ 393
Labor and Social Security Contingencies [Member]
Provision for Contingencies and Judicial Deposits - Schedule of Subsidiaries Liabilities Related to Contingencies (Details) [Line Items]
Provision probable contingencies	R$ 418	R$ 393